Financial Instruments and Risk Management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments And Risk Management
Foreign currency loans and borrowings, current	R$ (844,601)
Foreign currency loans and borrowings, non-current	(11,555,811)
Foreign currency loans and borrowings	(12,400,412)	R$ (11,093,385)
Local currency loans and borrowings, current	(385,672)
Local currency loans and borrowings, non-current	(7,954,464)
Local currency loans and borrowings	(8,340,136)	(9,002,163)
Derivative financial instruments liabilities, current	(319,943)
Derivative financial instruments liabilities, non-current	15,364
Derivative financial instruments liabilities	(304,579)	502,293
Gross debt, current	(1,550,216)
Gross debt, non current	(19,494,911)
Gross debt	(21,045,127)	(19,593,255)
Cash and cash equivalents, current	11,165,364
Cash and cash equivalents	11,165,364	9,264,664
Marketable securities, current	894,080
Marketable securities, non-current	323,811
Marketable securities	1,217,891	767,873
Restricted cash, current	276,025	13,814
Restricted cash, non-current	60,790	72,395
Restricted cash and cash equivalents	336,815	86,209
Cash, cash equivalents and marketable securities and restricted cash, current	12,335,469
Cash, cash equivalents and marketable securities and restricted cash, non-current	384,601
Cash, cash equivalents and marketable securities and restricted cash	12,720,070	10,118,746
Net debt, current	10,785,253
Net debt, non-current	(19,110,310)
Net debt	R$ (8,325,057)	R$ (9,474,509)